Summary of Phantom Stock Activity (Parenthetical) (Detail) - Phantom Stock Plan - Plan of Reorganization	1 Months Ended
Jul. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion ratio	0.0318
Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unit received on conversion	1.6216
Series B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unit received on conversion	1.7531